Mobile Financial Services activities - Financial assets related to Orange Bank - After IFRS (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	€ 2,381	€ 2,075	€ 3,095
Non-current financial assets related to Mobile Financial Services activities	900	1,210	1,259
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	2,385	2,077	3,098
Non-current financial assets related to Mobile Financial Services activities	900
Orange Bank [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	2,369
Non-current financial assets related to Mobile Financial Services activities	900
Financial assets related to Mobile Financial Services activities	3,268	3,288	4,357
Orange Bank [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	2
Non-current financial assets related to Mobile Financial Services activities	439
Financial assets related to Mobile Financial Services activities	441	540	656
Orange Bank [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	3
Financial assets related to Mobile Financial Services activities	3	2	2
Orange Bank [member] | Operating segments [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	73
Financial assets related to Mobile Financial Services activities	73	94	179
Orange Bank [member] | Operating segments [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	2,366
Non-current financial assets related to Mobile Financial Services activities	385
Financial assets related to Mobile Financial Services activities	2,752	2,651	3,519
Orange Bank [member] | Operating segments [member] | Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	2
Non-current financial assets related to Mobile Financial Services activities	439
Financial assets related to Mobile Financial Services activities	441	540	656
Orange Bank [member] | Operating segments [member] | Cash collateral paid [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	59
Financial assets related to Mobile Financial Services activities	59	74	76
Orange Bank [member] | Operating segments [member] | Other financial assets including receivables related to investments [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	1
Financial assets related to Mobile Financial Services activities	1	2	3
Orange Bank [member] | Operating segments [member] | Other financial assets [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	14
Financial assets related to Mobile Financial Services activities	14	20	25
Orange Bank [member] | Operating segments [member] | Investments securities [member] | Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	3
Financial assets related to Mobile Financial Services activities	3	2	2
Orange Bank [member] | Operating segments [member] | Investments at fair value [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets related to Mobile Financial Services activities			79
Orange Bank [member] | Operating segments [member] | IFRS Fixed Income Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	2
Non-current financial assets related to Mobile Financial Services activities	385
Financial assets related to Mobile Financial Services activities	387	579	506
Orange Bank [member] | Operating segments [member] | Loans and advances to customers [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	2,297
Financial assets related to Mobile Financial Services activities	2,297	2,000	1,937
Orange Bank [member] | Operating segments [member] | Loans and advances to credit institutions [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	66
Financial assets related to Mobile Financial Services activities	€ 66	€ 70	€ 1,073